OTHER ASSETS (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 27, 2021	Jun. 27, 2020
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
Impairment expense of other assets	$ 1,573,563
Other Assets [Member]
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
Impairment expense of other assets		$ 5,944,143